Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Asset Retirement Obligations [Abstract]
Changes In Asset Retirement Obligation Liability

	2014	2013
	(In thousands)
Asset retirement obligation as of beginning of period	$63,831	$44,696
Additional obligations	8,373	6,399
Estimated obligations assumed in acquisition	6,097	18,494
Purchase price adjustment	(6,653)	—
Accretion expense	2,559	2,777
Change in estimates	(13,534)	(6,477)
Payments	(3,702)	(2,495)
Foreign currency translation adjustments	(1,835)	437
Total asset retirement obligation at end of period	55,136	63,831
Less: current portion	3,097	3,166
Asset retirement obligation, excluding current portion	$52,039	$60,665